Revenue	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Revenue
NOTE 7. REVENUE
For the
six-
and three-month periods ended June 30, 2022 and 2021, the revenues were as follows:

A.	Revenue disaggregation

For the six-month period ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other operating Subsidiary Companies	Total

Geographical market
2022
United States	Ps.	206,219,194	—	—	127,505,427	125,401,036	—	980,535	460,106,192
Other		68,066,246	—	—	—	4,147,571	—	3,047,940	75,261,757
Europe		33,875,463	—	—	—	2,326,347	—	—	36,201,810
Local		193,561	544,213,875	755,518	—	38,975,665	528	6,333,962	590,473,109

Total	Ps.	308,354,464	544,213,875	755,518	127,505,427	170,850,619	528	10,362,437	1,162,042,868

2021
United States	Ps.	116,938,407	—	—	—	100,998,666	—	1,468,491	219,405,564
Other		59,263,824	—	—	—	7,778,714	—	326,755	67,369,293
Europe		30,426,403	—	—	—	1,396,721	—	—	31,823,124
Local		120,745	318,611,979	1,407,366	—	22,839,159	1,057	3,410,585	346,390,891

Total	Ps.	206,749,379	318,611,979	1,407,366	—	133,013,260	1,057	5,205,831	664,988,872

Major products and services
2022
Crude oil	Ps.	308,160,903	—	—	—	—	—	—	308,160,903
Gas		137,569	64,589,228	—	4,592,291	49,777,615	—	—	119,096,703
Refined petroleum products		—	467,335,043	—	61,044,103	117,463,434	—	—	645,842,580
Other		—	11,746,730	—	61,031,658	2,540,530	—	10,356,048	85,674,966
Services		55,992	542,874	755,518	837,375	1,069,040	528	6,389	3,267,716

Total	Ps.	308,354,464	544,213,875	755,518	127,505,427	170,850,619	528	10,362,437	1,162,042,868

2021
Crude oil	Ps .	206,628,634	—	—	—	23,138	—	—	206,651,772
Gas		77,983	54,278,836	—	—	33,823,129	—	—	88,179,948
Refined petroleum products		—	257,013,275	—	—	96,880,359	—	—	353,893,634
Other		—	7,145,299	—	—	1,854,931	—	5,199,561	14,199,791
Services		42,762	174,569	1,407,366	—	431,703	1,057	6,270	2,063,727

Total	Ps.	206,749,379	318,611,979	1,407,366	—	133,013,260	1,057	5,205,831	664,988,872

Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	308,298,472	515,739,154	755,518	126,668,052	169,781,579	—	10,356,048	1,131,598,823
Products and services transferred over the time		55,992	28,474,721	—	837,375	1,069,040	528	6,389	30,444,045

Total	Ps.	308,354,464	544,213,875	755,518	127,505,427	170,850,619	528	10,362,437	1,162,042,868

2021
Products transferred at a point in time	Ps.	206,706,617	288,421,474	1,407,366	—	132,581,557	—	5,199,561	634,316,575
Products and services transferred over the time		42,762	30,190,505		—	431,703	1,057	6,270	30,672,297

Total	Ps.	206,749,379	318,611,979	1,407,366	—	133,013,260	1,057	5,205,831	664,988,872

(1)	Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

For the three-month period ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other operating Subsidiary Companies	Total
Geographical market
2022
United States	Ps.	112,342,310	—	—	74,112,073	66,505,495	—	151,366	253,111,244
Other		45,308,316	—	—	—	1,893,484	—	178,370	47,380,170
Europe		18,698,464	—	—	—	583,036	—	—	19,281,500
Local		98,750	308,047,814	332,289	—	22,436,981	221	4,559,365	335,475,420

Total	Ps.	176,447,840	308,047,814	332,289	74,112,073	91,418,996	221	4,889,101	655,248,334

2021
United States	Ps.	65,399,780	—	—	—	52,701,405	—	600,467	118,701,652
Other		30,939,903	—	—	—	3,378,230	—	323,953	34,642,086
Europe		15,757,994	—	—	—	751,042	—	—	16,509,036
Local		71,856	161,639,800	739,964	—	12,725,685	454	2,405,182	177,582,941

Total	Ps.	112,169,533	161,639,800	739,964	—	69,556,362	454	3,329,602	347,435,715

Major products and services
2022
Crude oil	Ps.	176,349,089	—	—	—	(545,108)	—	—	175,803,981
Gas		52,918	33,842,246	—	4,592,291	27,766,467	—	—	66,253,922
Refined petroleum products		—	266,504,836	—	43,645,022	63,577,862	—	—	373,727,720
Other		—	7,460,356	—	25,884,765	155,005	—	4,885,945	38,386,071
Services		45,833	240,376	332,289	(10,005)	464,770	221	3,156	1,076,640

Total	Ps.	176,447,840	308,047,814	332,289	74,112,073	91,418,996	221	4,889,101	655,248,334

2021
Crude oil	Ps.	112,097,678	—	—	—	23,138	—	—	112,120,816
Gas		45,526	17,821,932	—	—	11,192,713	—	—	29,060,171
Refined petroleum products		—	140,055,179	—	—	56,622,301	—	—	196,677,480
Other		—	3,633,000	—	—	1,525,459	—	3,303,411	8,461,870
Services		26,329	129,689	739,964	—	192,751	454	26,191	1,115,378

Total	Ps.	112,169,533	161,639,800	739,964	—	69,556,362	454	3,329,602	347,435,715

Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	176,402,007	289,615,664	332,289	74,122,078	90,954,226	—	4,885,944	636,312,208
Products and services transferred over the time		45,833	18,432,150	—	(10,005)	464,770	221	3,157	18,936,126

Total	Ps.	176,447,840	308,047,814	332,289	74,112,073	91,418,996	221	4,889,101	655,248,334

2021
Products transferred at a point in time	Ps.	112,143,204	153,461,053	739,964	—	69,363,611	—	3,303,411	339,011,243
Products and services transferred over the time		26,329	8,178,747	—	—	192,751	454	26,191	8,424,472

Total	Ps.	112,169,533	161,639,800	739,964	—	69,556,362	454	3,329,602	347,435,715

(1)	Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

Nature, performance obligations and timing of revenue recognition-
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).

Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.

The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.

For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to 2 months in determining the final sale price, such as in the case of sales to some regions.

Revenue is measured initially by estimating variables such as quality and volume claims, delays in boarding etc.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

Price is not distributed when there is a performance obligation, except, when there is more than one performance obligation, in which case, the price of the transaction will be assigned according to the service price established in the service order.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.

The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.	Accounts receivable in the statement of financial position
As of June 30, 2022 and December 31, 2021, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 159,990,300 and Ps. 101,259,081, respectively (see Note 10).

C.	Practical expedients

i.	Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

ii.	Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.